Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement of Financial Position [Abstract]
Net allowance of accounts receivable	$ 128,420	$ 128,420	$ 111,301
Convertible preferred stock with liquidation preference, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock with liquidation preference, shares authorized	10,000,000	10,000,000	10,000,000
Convertible preferred stock with liquidation preference, shares issued	5,200,000	5,200,000	5,200,000
Convertible preferred stock with liquidation preference, shares outstanding	5,200,000	5,200,000	5,200,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	52,328,400	52,205,400	46,150,207
Common stock, shares outstanding	52,328,400	52,205,400	46,150,207